Simplify Loan (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 13, 2024	Dec. 31, 2023
Working capital		$ 25,000
Short-Term Debt	$ 102,342	7,748	$ 102,309
Debt Instrument, Fee Amount		$ 3,448
Simplyfy Loan [Member]
Short-Term Debt	$ 7,748
Working Capital Loan Agreement [Member]
Debt Instrument, Interest Rate, Effective Percentage		5.00%
Simplyfy Loan [Member]
Equity Method Investment, Ownership Percentage		10.00%